iShares
®
MSCI Emerging Markets Quality Factor ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  4 .8%
Ambev SA ............................. 6,652 $ 21,520
Axia Energia SA ......................... 1,584 16,463
B3 SA - Brasil Bolsa Balcao .................. 20,894 68,341
BB Seguridade Participacoes SA .............. 2,659 18,660
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 9,903 54,869
Engie Brasil Energia SA .................... 1,097 7,198
Localiza Rent a Car SA ..................... 3,076 25,622
NU Holdings Ltd. , Class A
(a)
.................. 13,335 175,089
Raia Drogasil SA ......................... 1,436 5,320
Telefonica Brasil SA ....................... 1,040 6,973
Ultrapar Participacoes SA ................... 1,444 7,405
Vale SA ............................... 8,958 147,070
Vibra Energia SA ......................... 1,411 8,321
WEG SA .............................. 5,748 50,250
613,101
a
Chile  —  0 .3%
Banco de Chile .......................... 55,091 10,378
Empresas Copec SA ...................... 796 5,655
Enel Chile SA ........................... 132,454 11,504
Falabella SA ............................ 1,665 10,663
38,200
a
China  —  24 .8%
3SBio, Inc.
(a) (b)
........................... 4,000 9,450
AAC Technologies Holdings, Inc. .............. 7,500 43,588
Alibaba Group Holding Ltd. .................. 25,300 392,255
Anhui Conch Cement Co. Ltd. , Class A .......... 1,300 3,872
Anhui Conch Cement Co. Ltd. , Class H .......... 3,000 7,278
Anker Innovations Technology Co. Ltd. , Class A .... 500 9,292
ANTA Sports Products Ltd. .................. 3,600 34,801
Beijing Kingsoft Office Software, Inc. , Class A ...... 669 23,643
Changchun High-Tech Industry Group Co. Ltd. , Class A 300 3,262
China Hongqiao Group Ltd. .................. 4,000 14,343
China Life Insurance Co. Ltd. , Class H .......... 20,000 73,782
China Merchants Bank Co. Ltd. , Class A ......... 1,400 7,869
China Merchants Bank Co. Ltd. , Class H ......... 6,500 39,104
China Merchants Port Holdings Co. Ltd. ......... 4,000 7,858
China Overseas Land & Investment Ltd. ......... 4,000 7,956
China Pacific Insurance Group Co. Ltd. , Class A .... 1,600 7,612
China Pacific Insurance Group Co. Ltd. , Class H .... 6,800 27,296
China Resources Beer Holdings Co. Ltd. ......... 1,500 4,635
China Resources Gas Group Ltd. .............. 3,100 7,274
China Resources Mixc Lifestyle Services Ltd.
(b)
..... 1,600 8,491
China Shenhua Energy Co. Ltd. , Class H ......... 7,500 43,116
China Tourism Group Duty Free Corp. Ltd. , Class A .. 100 879
China Yangtze Power Co. Ltd. , Class A .......... 3,200 13,126
Chow Tai Fook Jewellery Group Ltd. ............ 5,200 7,288
CMOC Group Ltd. , Class H .................. 6,000 14,004
Contemporary Amperex Technology Co. Ltd. , Class A 600 37,642
Contemporary Amperex Technology Co. Ltd. , Class H 100 9,450
CSPC Pharmaceutical Group Ltd. .............. 12,000 11,489
East Money Information Co. Ltd. , Class A ......... 3,500 9,920
ENN Energy Holdings Ltd. ................... 2,000 14,023
Eoptolink Technology, Inc. Ltd. , Class A .......... 1,200 124,552
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 1,200 6,373
Foxconn Industrial Internet Co. Ltd. , Class A ....... 12,900 139,439
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 2,000 14,200
Geely Automobile Holdings Ltd. ............... 8,000 19,212
Giant Biogene Holding Co. Ltd.
(b) (c)
............. 1,200 4,603
Guangdong Investment Ltd. .................. 6,000 6,393
Haier Smart Home Co. Ltd. , Class H ............ 2,400 6,033
Security Shares Value
a
China (continued)
Haitian International Holdings Ltd. ............. 3,000 $ 7,577
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 4,000 16,019
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 500 1,989
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 600 4,452
Kuaishou Technology , Class B
(b)
............... 5,800 33,806
Kunlun Energy Co. Ltd. ..................... 8,000 7,309
Kweichow Moutai Co. Ltd. , Class A ............. 300 58,766
Lenovo Group Ltd. ........................ 124,000 380,006
Li Ning Co. Ltd. .......................... 3,000 6,962
Longfor Group Holdings Ltd.
(b)
................ 3,000 3,001
Luzhou Laojiao Co. Ltd. , Class A .............. 500 6,728
Midea Group Co. Ltd. , Class H ................ 500 5,469
NetEase, Inc. ........................... 4,300 105,429
New China Life Insurance Co. Ltd. , Class H ....... 1,300 8,050
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 6,800 37,112
PDD Holdings, Inc. , ADR
(a)
.................. 1,232 104,030
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 15,000 9,914
PICC Property & Casualty Co. Ltd. , Class H ....... 18,000 33,408
Pop Mart International Group Ltd.
(b) (c)
............ 2,000 44,080
SF Holding Co. Ltd. , Class A ................. 1,100 5,683
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 400 7,587
Shengyi Technology Co. Ltd. , Class A ........... 1,500 31,123
Shennan Circuits Co. Ltd. , Class A ............. 700 42,519
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 500 11,222
Shenzhou International Group Holdings Ltd. ....... 1,000 5,917
Smoore International Holdings Ltd.
(b)
............ 3,000 3,483
Sungrow Power Supply Co. Ltd. , Class A ......... 400 10,528
Suzhou TFC Optical Communication Co. Ltd. , Class A 900 60,277
Tencent Holdings Ltd. ...................... 7,300 396,621
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 500 27,183
Vipshop Holdings Ltd. , ADR .................. 970 13,793
Wanhua Chemical Group Co. Ltd. , Class A ........ 700 7,600
Want Want China Holdings Ltd. ............... 16,000 8,493
Wuliangye Yibin Co. Ltd. , Class A .............. 700 8,783
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 1,900 37,061
WuXi AppTec Co. Ltd. , Class H
(b)
.............. 1,000 16,651
Yadea Group Holdings Ltd.
(b)
................. 4,000 5,752
Yum China Holdings, Inc. ................... 515 22,490
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 300 5,694
Zhongji Innolight Co. Ltd. , Class A ............. 1,400 238,656
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 800 4,141
Zijin Mining Group Co. Ltd. , Class A ............ 900 4,071
Zijin Mining Group Co. Ltd. , Class H ............ 14,000 58,691
ZTO Express Cayman, Inc. .................. 900 19,820
3,143,349
a
Greece  —  0 .7%
Allwyn AG .............................. 544 8,000
Eurobank SA ............................ 3,270 15,231
Hellenic Telecommunications Organization SA ..... 572 12,136
JUMBO SA ............................. 498 13,523
National Bank of Greece SA ................. 2,482 42,937
91,827
a
Hong Kong  —  0 .0%
Zijin Gold International Co. Ltd. ............... 400 6,641
a
India  —  15 .6%
ABB India Ltd. ........................... 152 11,613
Adani Power Ltd.
(a)
........................ 5,955 15,253
Ambuja Cements Ltd. ...................... 650 3,065
APL Apollo Tubes Ltd. ..................... 472 9,096

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
India (continued)
Asian Paints Ltd. ......................... 381 $ 10,719
Astral Ltd. .............................. 400 6,639
AU Small Finance Bank Ltd.
(b)
................ 1,120 11,605
Bajaj Auto Ltd. ........................... 149 16,398
Bajaj Holdings & Investment Ltd. .............. 88 9,597
Balkrishna Industries Ltd. ................... 72 1,671
Bharat Electronics Ltd. ..................... 5,273 22,782
Britannia Industries Ltd. .................... 228 12,491
CG Power & Industrial Solutions Ltd. ............ 1,105 10,679
Cipla Ltd. .............................. 986 14,537
Coal India Ltd. ........................... 3,589 17,292
Colgate-Palmolive India Ltd. ................. 479 10,386
Cummins India Ltd. ....................... 195 12,068
Dabur India Ltd. .......................... 1,055 4,924
Divi's Laboratories Ltd. ..................... 240 16,837
Dixon Technologies India Ltd. ................ 92 11,154
DLF Ltd. ............................... 1,320 8,202
Dr Reddy's Laboratories Ltd. ................. 1,409 19,418
Eicher Motors Ltd. ........................ 226 17,065
GAIL India Ltd. .......................... 7,512 13,003
Havells India Ltd. ......................... 606 7,508
HCL Technologies Ltd. ..................... 8,518 106,419
HDFC Asset Management Co. Ltd.
(b)
............ 456 12,833
HDFC Life Insurance Co. Ltd.
(b)
............... 1,893 11,851
Hero MotoCorp Ltd. ....................... 230 11,864
Hindustan Aeronautics Ltd. .................. 325 14,719
Hindustan Unilever Ltd. ..................... 1,277 28,934
ICICI Bank Ltd. .......................... 6,602 87,273
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 680 12,825
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 1,692 8,972
Indus Towers Ltd.
(a)
....................... 2,675 12,451
IndusInd Bank Ltd. ........................ 608 5,848
Infosys Ltd. ............................. 38,376 469,872
ITC Ltd. ............................... 5,661 17,081
Kotak Mahindra Bank Ltd. ................... 9,559 38,647
LTM Ltd.
(b)
............................. 453 19,418
Malco Energy Ltd.
(a)
....................... 3,619 4,610
Mankind Pharma Ltd. ...................... 312 7,800
Marico Ltd. ............................. 1,952 16,876
Maruti Suzuki India Ltd. .................... 136 18,781
Mphasis Ltd. ............................ 740 17,721
Nestle India Ltd. ......................... 1,278 19,123
NMDC Ltd. ............................. 10,270 9,513
Oracle Financial Services Software Ltd. .......... 221 23,216
Page Industries Ltd. ....................... 27 10,851
Persistent Systems Ltd. .................... 897 49,110
Petronet LNG Ltd. ........................ 2,049 5,845
PI Industries Ltd. ......................... 255 7,449
Pidilite Industries Ltd. ...................... 842 13,154
Polycab India Ltd. ........................ 146 14,563
Power Grid Corp. of India Ltd. ................ 9,124 27,899
Reliance Industries Ltd. .................... 4,449 61,850
SBI Life Insurance Co. Ltd.
(b)
................. 1,053 20,285
Siemens Ltd.
(a)
.......................... 194 7,846
Solar Industries India Ltd. ................... 80 15,364
SRF Ltd. .............................. 117 3,342
Sun Pharmaceutical Industries Ltd. ............. 1,519 28,748
Supreme Industries Ltd. .................... 176 6,573
Suzlon Energy Ltd.
(a)
...................... 17,762 10,648
Talwandi Sabo Power Ltd.
(a)
.................. 3,619 4,610
Tata Consultancy Services Ltd. ............... 12,041 286,443
Tech Mahindra Ltd. ....................... 2,178 34,073
Titan Co. Ltd. ........................... 436 18,686
Torrent Pharmaceuticals Ltd. ................. 233 10,818
Security Shares Value
a
India (continued)
Trent Ltd. .............................. 284 $ 12,618
Tube Investments of India Ltd. ................ 122 4,032
UltraTech Cement Ltd. ..................... 115 13,893
Vedanta Aluminium Metal Ltd.
(a)
............... 3,619 4,610
Vedanta Iron and Steel Ltd.
(a)
................. 3,619 4,610
Vedanta Ltd. ............................ 3,619 13,432
Wipro Ltd. .............................. 5,772 12,464
Zydus Lifesciences Ltd. .................... 695 7,876
1,982,341
a
Indonesia  —  1 .0%
Bank Central Asia Tbk PT ................... 239,300 76,467
Bank Mandiri Persero Tbk PT ................ 87,100 19,889
Bank Rakyat Indonesia Persero Tbk PT .......... 155,400 25,676
122,032
a
Kuwait  —  0 .2%
National Bank of Kuwait SAKP ................ 9,593 26,358
a
Malaysia  —  1 .1%
AMMB Holdings Bhd ...................... 6,400 10,455
CELCOMDIGI Bhd ........................ 3,900 3,001
Hong Leong Bank Bhd ..................... 2,200 11,581
Malayan Banking Bhd ...................... 6,300 16,907
Maxis Bhd ............................. 7,200 6,739
MISC Bhd .............................. 2,100 4,314
Petronas Chemicals Group Bhd ............... 4,800 6,307
Petronas Gas Bhd ........................ 2,900 12,507
Press Metal Aluminium Holdings Bhd ........... 10,100 22,900
Public Bank Bhd ......................... 35,900 42,651
137,362
a
Mexico  —  2 .3%
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 1,086 13,657
Grupo Aeroportuario del Pacifico SAB de CV , Class B 1,108 26,096
Grupo Aeroportuario del Sureste SAB de CV , Class B 592 17,551
Grupo Carso SAB de CV , Series A1 ............ 949 7,526
Grupo Financiero Banorte SAB de CV , Class O .... 6,445 67,208
Grupo Financiero Inbursa SAB de CV , Series O .... 6,037 15,008
Grupo Mexico SAB de CV , Series B ............ 6,464 80,251
Kimberly-Clark de Mexico SAB de CV , Class A ..... 2,428 5,378
Promotora y Operadora de Infraestructura SAB de CV 644 10,370
Wal-Mart de Mexico SAB de CV ............... 14,418 43,577
286,622
a
Peru  —  0 .5%
Southern Copper Corp. ..................... 306 58,538
a
Philippines  —  0 .3%
Bank of the Philippine Islands ................ 4,800 7,309
BDO Unibank, Inc. ........................ 5,591 10,345
Manila Electric Co. ........................ 1,300 12,040
PLDT, Inc. ............................. 55 1,026
SM Prime Holdings, Inc. .................... 17,000 5,078
35,798
a
Poland  —  1 .4%
Bank Polska Kasa Opieki SA ................. 440 29,372
CD Projekt SA ........................... 146 9,353
Erste Bank Polska SA ...................... 88 14,889
mBank SA
(a)
............................ 52 18,436
Powszechna Kasa Oszczednosci Bank Polski SA ... 2,856 81,061
Powszechny Zaklad Ubezpieczen SA ........... 1,279 22,713
175,824
a

iShares
®
MSCI Emerging Markets Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Qatar  —  0 .3%
Industries Qatar QSC ...................... 2,057 $ 6,924
Nebras Energy .......................... 1,546 6,173
Qatar Fuel QSC .......................... 1,677 6,451
Qatar Islamic Bank QPSC ................... 3,660 22,915
42,463
a
Saudi Arabia  —  4 .7%
Al Rajhi Bank ........................... 7,627 134,874
Arab National Bank ....................... 1,977 11,169
Arabian Internet & Communications Services Co. ... 480 27,322
Bank AlBilad ............................ 1,782 11,667
Bupa Arabia for Cooperative Insurance Co. ....... 332 15,372
Co. for Cooperative Insurance (The) ............ 248 9,120
Dr Sulaiman Al Habib Medical Services Group Co. .. 286 16,599
Elm Co. ............................... 480 87,747
Jarir Marketing Co. ........................ 2,183 9,097
Mouwasat Medical Services Co. ............... 312 5,538
SABIC Agri-Nutrients Co. ................... 503 18,363
Saudi Arabian Oil Co.
(b)
..................... 20,509 149,472
Saudi Awwal Bank ........................ 2,343 21,139
Saudi Tadawul Group Holding Co. ............. 130 4,763
Saudi Telecom Co. ........................ 5,852 68,678
590,920
a
South Africa  —  5 .3%
Anglogold Ashanti PLC ..................... 1,497 143,220
Capitec Bank Holdings Ltd. .................. 451 124,325
Clicks Group Ltd. ......................... 1,057 15,289
Discovery Ltd. ........................... 1,131 19,414
FirstRand Ltd. ........................... 17,806 101,340
Gold Fields Ltd. .......................... 2,716 107,112
Harmony Gold Mining Co. Ltd. ................ 1,729 31,629
NEPI Rockcastle N.V.
(a)
..................... 680 5,946
OUTsurance Group Ltd. .................... 2,771 12,108
Sanlam Ltd. ............................ 5,777 30,554
Standard Bank Group Ltd. ................... 4,233 82,075
673,012
a
South Korea  —  15 .8%
APR Corp. ............................. 116 30,443
DB Insurance Co. Ltd. ..................... 396 37,603
Hankook Tire & Technology Co. Ltd. ............ 184 8,155
Hanmi Semiconductor Co. Ltd. ................ 623 117,022
Hanwha Ocean Co. Ltd.
(a)
................... 497 40,692
HD Hyundai Electric Co. Ltd. ................. 169 118,356
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 145 40,717
Hyundai Glovis Co. Ltd. .................... 287 46,236
Hyundai Mobis Co. Ltd. ..................... 261 132,911
Hyundai Rotem Co. Ltd. .................... 529 70,381
Kia Corp. .............................. 1,026 115,097
Krafton, Inc.
(a)
........................... 133 22,723
LG Corp. .............................. 247 24,046
LIG Defense&Aerospace Co. Ltd. .............. 94 49,963
LS Electric Co. Ltd. ....................... 194 31,265
Samsung Biologics Co. Ltd.
(a) (b)
............... 80 72,356
Samsung C&T Corp. ...................... 305 87,957
Samsung Fire & Marine Insurance Co. Ltd. ....... 193 72,834
Samsung Life Insurance Co. Ltd. .............. 233 60,198
Samsung SDS Co. Ltd. ..................... 92 18,307
Samyang Foods Co. Ltd. .................... 30 23,995
SK hynix, Inc. ........................... 507 789,403
2,010,660
a
Security Shares Value
a
Taiwan  —  11 .4%
Accton Technology Corp. ................... 7,000 $ 535,600
ASPEED Technology, Inc. ................... 1,000 595,142
eMemory Technology, Inc. ................... 1,000 107,951
International Games System Co. Ltd. ........... 2,000 48,087
King Slide Works Co. Ltd. ................... 1,000 159,822
1,446,602
a
Thailand  —  3 .4%
Advanced Info Service PCL , NVDR ............. 1,600 17,330
Bangkok Dusit Medical Services PCL , NVDR ...... 19,500 10,897
Bumrungrad Hospital PCL , NVDR ............. 1,900 10,479
Delta Electronics Thailand PCL , NVDR .......... 32,600 351,567
Gulf Development PCL , Class R , NVDR ......... 7,500 14,272
SCB X PCL , NVDR ....................... 4,100 16,936
Siam Cement PCL (The) , NVDR ............... 1,400 9,771
431,252
a
Turkey  —  0 .3%
Akbank TAS ............................ 3,673 5,014
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 1,548 12,826
BIM Birlesik Magazalar A.S. .................. 1,068 8,578
Turkcell Iletisim Hizmetleri A.S. ................ 2,598 5,652
Turkiye Is Bankasi A.S. , Class C ............... 13,094 3,688
35,758
a
United Arab Emirates  —  1 .7%
Abu Dhabi Islamic Bank PJSC ................ 5,735 32,129
ADNOC Drilling Co. PJSC ................... 9,477 15,384
Adnoc Gas PLC .......................... 12,303 11,538
Aldar Properties PJSC ..................... 9,359 19,993
Dubai Islamic Bank PJSC ................... 5,591 11,270
Emaar Development PJSC .................. 2,994 11,866
Emaar Properties PJSC .................... 22,654 73,316
Emirates NBD Bank PJSC ................... 5,679 43,009
218,505
a
Total Common Stocks — 95.9%
(Cost: $ 9,927,664 ) .................................. 12,167,165
a
Preferred Stocks
Brazil  —  1 .8%
Axia Energia SA , Class C, Preference Shares
(a)
.... 416 4,152
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 6,584 14,044
Gerdau SA , Preference Shares , NVS ........... 1,886 8,513
Itausa SA , Preference Shares , NVS
(a)
........... 33,089 84,747
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS
(a)
............................... 13,965 116,270
227,726
a
Colombia  —  0 .1%
Grupo Cibest SA , Preference Shares ........... 946 15,909
a
Total Preferred Stocks — 1.9%
(Cost: $ 224,091 ) ................................... 243,635
a
Total Long-Term Investments — 97.8%
(Cost: $ 10,151,755 ) ................................. 12,410,800

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 45,848 $ 45,862
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (e)
............................ 9,727 9,727
a
Total Short-Term Securities — 0.4%
(Cost: $ 55,589 ) .................................... 55,589
Security Value
Total Investments —   98 .2%
(Cost: $ 10,207,344 ) ................................. $ 12,466,389
Other Assets Less Liabilities — 1 .8% ...................... 226,246
Net Assets — 100.0% ................................. $ 12,692,635
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 9,600 $ 36,262
(a)
$ — $ — $ — $ 45,862 45,848 $ 306
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. — 9,727
(a)
— — — 9,727 9,727 482 —
$ — $ — $ —
$ 55,589
$ 788 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 1 06/18/26 $ 15 $ (6)
STOXX Europe 600 Index ............................................................... 4 06/19/26 146 196
$ 190

iShares
®
MSCI Emerging Markets Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,839,902  $ 10,327,263  $ —  $ 12,167,165
Preferred Stocks ......................................... 243,635  —  —  243,635
Short-Term Securities
Money Market Funds ...................................... 55,589  —  —  55,589
$ 2,139,126  $ 10,327,263  $ —  $ 12,466,389
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 196  $ —  $ —  $ 196
Liabilities
Equity Contracts ........................................... (6) —  —  (6)
$ 190  $ —  $ —  $ 190
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)